Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	$ 545	$ 237	$ 545	$ 262
Change in fair value included in earnings	(76)	(2)	(130)	(7)
Change in fair value included in other comprehensive income	28	5	30	4
Purchases	221	93	499	189
Sales	(229)	(119)	(401)	(236)
Transfers into Level 3	90	26	164	45
Transfers out of Level 3	(44)	(18)	(172)	(35)
Assets at end of period	535	222	535	222
Change in unrealized gains (losses) recorded in income for instruments still held	(48)	(6)	(85)	(7)
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	540	231	538	255
Change in fair value included in earnings	(76)	(2)	(130)	(7)
Change in fair value included in other comprehensive income	28	5	30	4
Purchases	176	87	449	183
Sales	(224)	(114)	(389)	(230)
Transfers into Level 3	87	26	161	45
Transfers out of Level 3	(44)	(18)	(172)	(35)
Assets at end of period	487	215	487	215
Change in unrealized gains (losses) recorded in income for instruments still held	(47)	(6)	(84)	(7)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	5	6	7	7
Purchases	45	6	50	6
Sales	(5)	(5)	(12)	(6)
Transfers into Level 3	3		3
Assets at end of period	48	7	48	7
Change in unrealized gains (losses) recorded in income for instruments still held	(1)		(1)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,911	1,786	1,984	1,825
Change in fair value included in earnings	(8)	(4)	(4)	10
Change in fair value included in other comprehensive income	72	27	80	23
Purchases	108	124	186	247
Sales	(21)	(26)	(185)	(198)
Transfers into Level 3			1
Assets at end of period	2,062	1,907	2,062	1,907
Change in unrealized gains (losses) recorded in income for instruments still held	(9)	4	5	20
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,911	1,786	1,984	1,825
Change in fair value included in earnings	(8)	(4)	(4)	10
Change in fair value included in other comprehensive income	72	27	80	23
Purchases	108	124	186	247
Sales	(21)	(26)	(185)	(198)
Transfers into Level 3			1
Assets at end of period	2,062	1,907	2,062	1,907
Change in unrealized gains (losses) recorded in income for instruments still held	(9)	4	5	20
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	82	65	82	63
Purchases	2	5	2	7
Assets at end of period	84	70	84	70
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	81	64	81	62
Purchases	2	5	2	7
Assets at end of period	83	69	83	69
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1	1	1
Assets at end of period	1	1	1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,561	2,429	1,736	1,450
Change in fair value included in earnings	(3)		(3)	7
Change in fair value included in other comprehensive income	79	48	88	44
Purchases	860	97	940	1,214
Maturities/Settlement	(469)	(402)	(733)	(543)
Assets at end of period	2,028	2,172	2,028	2,172
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	1	1	2
Transfers into Level 3	3		3
Transfers out of Level 3		(1)		(2)
Liabilities at end of period	4		4
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period				1
Transfers out of Level 3				(1)
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	1	1	1
Transfers into Level 3	3		3
Transfers out of Level 3		(1)		(1)
Liabilities at end of period	$ 4		$ 4
Fair Value Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		7
Purchases		(7)		(7)
Sales				7
Fair Value Liabilities [Member] | Securities sold but not yet purchased [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		7
Purchases		$ (7)		(7)
Sales				$ 7